OTHER (LOSSES) AND GAIN (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER (LOSSES) AND GAIN
Gains (loss) on derivative transactions			$ (1,466)
(Losses) gains on ineffective portion of hedge derivatives	$ (2,707,802)	$ (2,536,079)	(3,378,484)
Other income and (expenses)	(57)	(1,190)	(7,427)
Total	$ (2,707,859)	$ (2,537,269)	$ (3,387,377)